Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases	Maturity analysis of undiscounted future lease payments receivable for operating leases:
2024	$45,871
2025	36,524
2026	13,448
2027	12,477
2028	12,419
2029 and thereafter	25,601
Total undiscounted cash flows	$146,340

Less imputed interest	(17,637)
Present value of lease liabilities	$128,703

Schedule of Information on Leases	Information on leases:
	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	$7,195	$4,822
Total cash outflow for leases	$55,064	$49,702

Schedule of Right-of-Use Assets	Disclosures in respect of right-of-use assets:
	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$179,617	$50,252	$229,869
Additions during the year:
New leases	38,376	23,092	61,468
Adjustments for indexation	1,573	418	1,991
Adjustments arising from translating financial statements of foreign operations	(2,111)	(814)	(2,925)
Modification of leases	(3,590)	66	(3,524)
Acquisition of subsidiaries	265	-	265
Disposals during the year:
Termination of leases	(18,323)	(11,182)	(29,505)

Balance as of December 31, 2023	$195,807	$61,832	$257,639

Accumulated depreciation:
Balance as of January 1, 2023	$88,429	$24,600	$113,029
Additions during the year:
Depreciation	34,135	17,919	52,054
Adjustments arising from translating financial statements of foreign operations	24	(7)	17
Disposals during the year:
Termination of leases	(17,874)	(10,238)	(28,112)
Balance as of December 31, 2023	104,714	32,274	136,988
Depreciated cost at December 31, 2023	$91,093	$29,558	$120,651
	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$173,450	$54,036	$227,486
Additions during the year:
New leases	30,711	22,483	53,194
Adjustments for indexation	2,438	1,017	3,455
Adjustments arising from translating financial statements of foreign operations	(15,571)	(5,471)	(21,042)
Modification of leases	589	89	678
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(14,714)	(21,942)	(36,656)

Balance as of December 31, 2022	$179,617	$50,252	$229,869

Accumulated depreciation:
Balance as of January 1, 2022	$77,669	$33,984	$111,653
Additions during the year:
Depreciation	31,387	15,893	47,280
Adjustments arising from translating financial statements of foreign operations	(6,902)	(3,416)	(10,318)
Disposals during the year:
Termination of leases	(13,725)	(21,861)	(35,586)
Balance as of December 31, 2022	88,429	24,600	113,029
Depreciated cost at December 31, 2022	$91,188	$25,652	$116,840